RESTRICTED NET ASSETS (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Assets Disclosure [Line Items]
Appropriation Of After Tax Profit To General Reserve Fund Required Percentage	10.00%
Appropriation Of After Tax Profit To General Reserve Fund Percentage Of Registered Capital Limit	50.00%
Amount Of Restricted Net Assets For Consolidated And Unconsolidated Subsidiaries Share Capital	¥ 2,075,975
Retained Earnings, Appropriated	209,782	¥ 105,604	¥ 64,957
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 2,285,757